Software technology development costs	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
Software technology development costs

8. Software technology development costs:

The Company develops software technology for our business. This software technology includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK.

During the years ended December 31, 2024, 2023 and 2022, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	2024	2023	2022
Opening total software technology development costs	$16,055,557	$13,056,478	$10,559,601

Software technology development during the year	3,445,018	2,999,079	2,496,877
Closing total software technology development costs	$19,500,575	$16,055,557	$13,056,478